October 5, 2018

Division of Investment Management

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File Nos. 333-191495; 811-22895)

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 56 under the 1933 Act and Amendment No. 57 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 56”). The purpose of Amendment No. 56 is to add the following new series: the Alta Quality Growth Fund (the “Fund”).

The Trust anticipates that this filing shall become effective on December 19, 2018 pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 56. The purpose of the filing will be as follows: (1) to incorporate any comments made by the Staff on Amendment No. 56; (2) to update any missing information; and/or (3) to file updated exhibits to the Registration Statement.

If you have any questions or would like further information, please contact me at (513) 587-3447 or Matt Beck, Secretary of the Trust, at (513) 869-4327.

Sincerely,

/s/ Tiffany R. Franklin

Tiffany R. Franklin
Assistant Secretary of the Trust

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

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